 RULE 497 DOCUMENT

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A on behalf of the Funds listed below.  The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Funds listed below pursuant to Rule 497(e) under the Securities Act on June 4, 2014; such supplement (accession number 0000088053-14-000682) is incorporated by reference into this Rule 497 Document.

Cash Account Trust
Government & Agency Securities Portfolio
Capital Assets Funds Shares
Davidson Cash Equivalent Plus Shares
Davidson Cash Equivalent Shares
Tax‐Exempt Portfolio
Capital Assets Funds Shares
Davidson Cash Equivalent Shares
Tax‐Free Investment Class
Tax‐Exempt Cash Managed Shares

Cash Reserve Fund, Inc.
Prime Series

DWS Money Market Trust
Cash Management Fund
Cash Reserves Fund Institutional
Daily Assets Fund Institutional
NY Tax Free Money Fund
Investment Class
Tax Free Money Fund Investment

Investors Cash Trust
Treasury Portfolio
Institutional Shares